Business combination - Purchase Consisderation - Acquisition of CR sistemas (Humanus) (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Sep. 04, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchase consideration
Total adjusted consideration		R$ 208,969
Analysis of the cash flow of the acquisition
Cash flow from investment activities		147,251	R$ 97,270	R$ 75,132
Humanus
Purchase consideration
Amount paid in cash	R$ 12,374
Amount to be paid on the acquisition of shares	900
Amount retained installments	3,000
Amount To Be Paid In Equal Installments	320
Fair value of contingent consideration (Earn-out)	1,305	R$ 1,305
Total adjusted consideration	17,899
Analysis of the cash flow of the acquisition
Amount paid in cash	12,374
Net cash acquired from subsidiary	(954)
Cash flow from investment activities	R$ 11,420